Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Segments
Disclosure of operating segments [line items]
Number of reportable operating segments	3
Potash [member]
Disclosure of operating segments [line items]
Increase in sales percentage	15.00%